Schedule of Investments
March 31, 2022 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 99.06%

Communication Equipment - 3.38%
Zebra Technologies Corp. Class A (2)	600	248,220

Electronic Computers - 5.70%
Apple, Inc.	2,400	419,064

Hospital & Medical Service Plans - 3.82%
UnitedHealth Group, Inc.	550	280,484

Insurance Agents, Brokers & Services - 4.51%
Arthur J. Gallagher & Co.	1,900	331,740

Medical Devices - 4.00%
Edwards Lifesciences Corp. (2)	2,500	294,300

Motors & Generators- 4.04%
Generac Holdings, Inc. (2)	1,000	297,260

Pharmaceutical Preparations - 3.85%
Zoetis, Inc. Class A	1,500	282,885

Railroads, Line-Haul Operating - 3.72%
Union Pacific Corp.	1,000	273,210

Retail-Auto & Home Supply Stores - 4.66%
O'Reilly Automotive, Inc. (2)	500	342,480

Retail-Building Materials, Hardware, Garden Supply - 4.07%
The Sherwin-Williams Co.	1,200	299,544

Retail-Catalog & Mail-Order Houses - 3.55%
Amazon.com, Inc. (2)	80	260,796

Retail-Lumber & Other Building Materials Dealers - 4.07%
Home Depot, Inc.	1,000	299,330

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.95%
Intercontinental Exchange, Inc.	2,200	290,664

Semiconductors & Related Devices - 5.95%
Monolithic Power Systems, Inc.	900	437,112

Services-Business Services - 4.38%
Mastercard, Inc. Class A	900	321,642

Services-Computer Processing & Data Preparations - 3.57%
Alphabet, Inc. Class C (2)	94	262,541

Services-Consumer Credit Reporting, Collection Agencies - 4.46%
S&P Global, Inc.	800	328,144

Servies-Prepackaged Software - 10.38%
Adobe, Inc. (2)	500	227,810
Intuit, Inc.	600	288,504
Microsoft Corp.	800	246,648
		762,962

Software-Infrastructure - 5.11%
Fortinet, Inc. (2)	1,100	375,914

Specialty Industry Machinery - 3.66%
Lam Research Corp.	500	268,805

Surgical & Medical Instruments- 3.64%
Stryker Corp.	1,000	267,350

Wholesale-Misc Durable Goods- 4.60%
Pool Corp.	800	338,280

Total Common Stocks	(Cost $ 3,917,821)	7,282,727

Short-Term Invesments - 0.99%

Huntington Conservative Deposit Account, 0.01% (3)	72,584	72,584

Total Short Term Investments	(Cost $ 72,584)	72,584

Total Investments - 100.05%	(Cost $ 3,990,405)	7,355,311

Liabilities in Excess of Other Assets - (0.05%)		(3,674)

Total Net Assets - 100.00%		7,351,637

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$7,355,311	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,355,311	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 31, 2022